Filed with the Securities and Exchange Commission on July 15, 2016

1933 Act Registration File No.   333-194652
1940 Act File No. 811- 22951
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	8	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	9	[	X	]

(Check appropriate box or boxes.)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

2020 East Financial Way, Suite 100
Glendora CA  91741
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7372

Jason Browne
FundX Investment Group
235 Montgomery Street, Suite 1049
San Francisco, CA 94101
(Name and Address of Agent for Service)

Copy to:
Steven G. Cravath, Esq
Cravath & Associates, LLC
19809 Shade Brook Way
Gaithersburg, MD 20879

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[	X	]	on September 30, 2016 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 8 to the Registration Statement of the FundX Investment Trust (the “Trust”) is being filed to add one new series to the Trust: FundX Sustainable Investor Fund.

SUBJECT TO COMPLETION DATED JULY 15, 2016

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

FundX Investment Group

FundX Sustainable Investor Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

September 30, 2016

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SUMMARY SECTION

FundX Sustainable Investor Fund

Investment Objective
The FundX Sustainable Investor Fund (the “Sustainable Fund”) seeks long-term capital appreciation without regard to income.

Fees and Expenses of the Sustainable Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Sustainable Fund.

FundX Sustainable Investor Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.70%
Acquired Fund (Underlying Fund) Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	2.26%
Expense Reduction/Reimbursement	-0.35%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(1)	1.91%

(1)	FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Sustainable Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Sustainable Fund to 1.35% of the Sustainable Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until January 31, 2018. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Sustainable Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. To the extent that the Sustainable Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Sustainable Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2018, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the Sustainable Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Sustainable Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Sustainable Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years
FundX Sustainable Investor Fund	$194	$665

Portfolio Turnover
As a fund-of-funds, the Sustainable Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Sustainable Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Sustainable Fund’s performance.  As the Sustainable Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
The Sustainable Fund is a fund-of-funds.  To pursue its investment objective, the Sustainable Fund invests primarily in no-load and load waived mutual funds and ETFs (“Underlying Funds”).  The Sustainable Fund also seeks to align its investments with sustainable values.

The Advisor employs a thorough screening process to limit the investible universe of Underlying Funds to Underlying Funds that exhibit sustainable investment characteristics at the time of purchase.  The Advisor considers an Underlying Fund to exhibit sustainable investment characteristics based on the Underlying Fund’s holdings, including investments in community development projects, investments in companies that conserve resources, protect the environment and improve standards of living, and/or have a positive impact on the environmental, social or governance standards of an industry.  The Advisor also considers an Underlying Fund’s engagement in shareholder activism that seeks to promote improved corporate governance.

As part of its investment process, the Advisor seeks to screen out Underlying Funds that are currently invested in the securities of companies that are involved in certain industries or practices, which are inconsistent with the core values of investors seeking to promote sustainability.  These companies include, but are not limited to, companies involved in the manufacture or distribution of:

•	Fossil Fuels
•	Tobacco
•	Weapons of Mass Destruction

The Sustainable Fund may invest in Underlying Funds that do not hold themselves out to be sustainable when the Underlying Funds pass the Advisor’s internally developed rating system for evaluating the environmental, social and governance (ESG) characteristics of the Underlying Fund’s holdings.

The Advisor seeks to invest in Underlying Funds with strong recent returns and sell Underlying Funds that no longer meet the Advisor’s sustainability screens and/or are no longer considered highly ranked.  The Advisor calls this process Upgrading and believes that this process will help the Sustainable Fund adapt to changing markets.  The Advisor monitors both the performance and portfolio changes of Underlying Funds monthly, based on the latest publicly available information.

Principal Risks
An investment in the Sustainable Fund entails risk.  The Sustainable Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Sustainable Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Sustainable Fund.  The following risks could affect the value of your investment:

•	Sustainability Policy Risk – The Sustainable Fund’s sustainable investment policy could cause the Sustainable Fund to perform differently compared to similar funds that do not have such a policy. This sustainable investment policy may result in the Sustainable Fund foregoing opportunities to buy certain Underlying Funds when it might otherwise be advantageous to do so, or selling its holdings in certain Underlying Funds for sustainable investment reasons when it might be otherwise disadvantageous for it to do so. The Advisor monitors an Underlying Fund’s holdings based on the latest publicly available information. The delay in obtaining public information regarding an Underlying Fund’s holdings could result in the Sustainable Fund holding an Underlying Fund that no longer meets the Sustainable Fund’s investment criteria.

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•	General Market Risk – General market risk is the risk that the value of the Sustainable Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•	Management Risk – Management risk describes the Sustainable Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Sustainable Fund.
•	Foreign Securities Risk – The Underlying Funds held by the Sustainable Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
•	Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.
•	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
•	Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.
•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•	Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting those Underlying Funds to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
•	ETF Trading Risk – Because the Sustainable Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Sustainable Fund’s ability to sell its shares of an ETF.
•	Portfolio Turnover Risk – To the extent the Sustainable Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to the Sustainable Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
•	Upgrading Strategy Risk – The Sustainable Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Sustainable Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.
•	Underlying Funds Risk – The risks associated with the Sustainable Fund include the risks related to each Underlying Fund in which the Sustainable Fund invests. Although the Sustainable Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes. The Sustainable Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
Since the Sustainable Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Sustainable Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Sustainable Fund by comparing it against a broad measure of market performance.

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Investment Advisor
FundX Investment Group is the investment advisor to the Sustainable Fund.

Portfolio Managers
Name	Title	Managed the Sustainable Fund Since
Janet Brown	President and Portfolio Manager	2016 (the Sustainable Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2016 (the Sustainable Fund’s inception)
Bernard Burke	Principal and Portfolio Manager	2016 (the Sustainable Fund’s inception)
Avani Desai	Portfolio Manager	2016 (the Sustainable Fund’s inception)
Martin DeVault	Principal and Portfolio Manager	2016 (the Sustainable Fund’s inception)
Sean McKeon	Principal and Portfolio Manager	2016 (the Sustainable Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Sustainable Fund shares on any business day by written request via mail (FundX Sustainable Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Sustainable Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Sustainable Fund through a broker-dealer or other financial intermediary (such as a bank), the Sustainable Fund and its related companies may pay the intermediary for the sale of Sustainable Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Sustainable Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE ABOUT THE SUSTAINABLE FUND’S INVESTMENT
 OBJECTIVES, STRATEGIES AND RISKS

Investment Objectives

Please refer to the Summary Section for the Sustainable Fund in the front of this Prospectus for the Sustainable Fund’s investment objective.  The Sustainable Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to the Sustainable Fund’s shareholders.

Principal Investment Strategies

Advisor’s General Approach to Managing the FundX Sustainable Investor Fund
In selecting investments for the Sustainable Fund’s portfolios, the Advisor employs its proprietary Upgrading investment strategy.  The Advisor believes that the best investment returns can be attained by continually moving assets into what it determines to be the current top-performing Underlying Funds within a given risk class.  In the case of the Sustainable Fund, the Advisor is employing its Upgrading strategy with respect to top-performing sustainable Underlying Funds as well as Underlying Funds that do not hold themselves out to be sustainable, but pass the Advisor’s internally developed rating system for evaluating the environmental, social and governance (ESG) characteristics of the Underlying Fund’s holdings.

The Advisor’s Upgrading strategy is designed to be a logical system of investing in top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor selects Underlying Funds that it believes offer above-average prospects for achieving the Sustainable Fund’s goal of capital preservation and believes such funds can be identified through current performance.

The Advisor has used this Upgrading investment strategy to manage accounts since 1969.  The Advisor believes Upgrading can provide an effective way to successfully participate in a broad range of investment opportunities as they develop.

The Advisor believes that this strategy is effective because of the relatively low transaction costs of investing in no-load or load-waived funds and the relatively low transaction costs of investing in ETFs in the secondary market.  The Advisor believes that investing in other mutual funds and ETFs will provide the Sustainable Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Sustainable Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published NoLoad FundX, a monthly newsletter that uses an Upgrading strategy similar to the strategy utilized by the Sustainable Fund.  Although the Underlying Funds purchased for the Sustainable Fund will generally also be highly ranked in the Advisor’s proprietary ranking system, the Advisor may also invest in Underlying Funds not included in the newsletter, such as institutional or other mutual funds that are not available to the general public, but are available to the Advisor.

Underlying Funds in which the FundX Sustainable Investor Fund Invests
The Sustainable Fund is a fund-of-funds.  To pursue its investment objective, the Sustainable Fund invests primarily in no-load and load waived mutual funds and ETFs (“Underlying Funds”).  The Sustainable Fund also seeks to align its investments with sustainable values.

The Advisor employs a thorough screening process to limit the investible universe of Underlying Funds to Underlying Funds that exhibit sustainable investment characteristics at the time of purchase.  The Advisor considers an Underlying Fund to exhibit sustainable investment characteristics based on the Underlying Fund’s holdings, including investments in community development projects, investments in companies that conserve resources, protect the environment and improve standards of living, and/or have a positive impact on the environmental, social or governance standards of an industry.  The Advisor also considers an Underlying Fund’s engagement in shareholder activism that seeks to promote improved corporate governance.

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The Advisor also seeks to screen out Underlying Funds that are currently invested in the securities of companies that are involved in certain industries or practices, which are inconsistent with the core values of investors seeking to promote sustainability.  These companies include, but are not limited to, companies involved in the manufacture or distribution of:

•	Fossil Fuels
•	Tobacco
•	Weapons of Mass Destruction

The Advisor monitors both the performance and portfolio changes of Underlying Funds monthly, based on the latest publicly available information.

An Underlying Fund may be eligible for the Sustainable Fund’s portfolio in one of two ways:

1.	The Advisor identifies an Underlying Fund as being explicitly committed to sustainable, responsible, or impact investing. However, an Underlying Fund in this category may not necessarily be divested of industries and/or companies involved in activities the Advisor would otherwise screen out of the Sustainable Fund’s investment universe. The Sustainable Fund may invest in such an Underlying Fund when the Advisor determines that the Underlying Fund’s potential positive impact through proxy voting and shareholder resolutions may provide positive change in the corporate behavior of such holdings. For example, the Advisor may choose to have the Sustainable Fund invest in an Underlying Fund that may hold the securities of a fossil fuel company while at the same time actively attempting to impact the behavior of that company through shareholder actions that are meant to improve the company’s programs toward sustainable energy.

2.	The Advisor identifies an Underlying Fund that passes the Advisor’s internally developed rating system for evaluating the environmental, social and governance (ESG) characteristics of the Sustainable Fund’s holdings. An Underlying Fund identified in this manner may not hold itself out to be a sustainable fund.

The Advisor uses a three step process to manage the Sustainable Fund’s portfolio:
1.	Employing a sustainable screening process.
2.	Classify Underlying Funds, which the Advisor has identified as sustainable investments, into risk groups based on diversification and historical volatility.
3.	Ranking Underlying Funds within specific risk groups based on the Advisor’s performance-based ranking system. The Advisor seeks to invest in Underlying Funds with strong recent returns and sell Underlying Funds that no longer meet the Advisor’s sustainability screens and/or are no longer considered highly ranked. The Advisor calls this process Upgrading and believes that this process will help the Sustainable Fund adapt to changing markets.

The Advisor’s Upgrading strategy classifies Underlying Funds according to risk, based primarily on their historical performance with emphasis on their downside records.  As its secondary selection process, the Advisor then scores and ranks the Underlying Funds on recent total returns.

Nevertheless, the Underlying Funds purchased by the Sustainable Fund likely will have certain investment policies and use certain investment practices that may be different than those of the Sustainable Fund and not described here.  These other policies and practices may subject the Underlying Funds’ assets to varying or greater degrees of risk.

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The Advisor’s Process for Classifying the Underlying Funds
The Advisor has constructed several risk classes for Underlying Funds in which it invests.  These are: Sector Equity Underlying Funds, Aggressive Equity Underlying Funds, Core Equity Underlying Funds, Total Return Underlying Funds and Bond Underlying Funds.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Sustainable Fund.  For instance, rather than isolating international funds from domestic, the Advisor groups them with other funds with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find an Aggressive Equity Underlying Fund showing no more volatility than a typical Core Equity Underlying Fund.  Furthermore, the Advisor may re-classify Underlying Funds when new information indicates such change is appropriate.  Generally, the Sustainable Fund will invest predominantly in Underlying Funds classified as Core Equity Underlying Funds, and to a lesser extent the Sustainable Fund may invest in Underlying Funds classified as Sector Equity Underlying Funds and Aggressive Equity Underlying Funds.  The descriptions below provide a realistic indication of what might be expected from a fund in each classification.

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Sector Equity Funds
Sector Equity Underlying Funds include equity funds that focus on specific industries or market sectors in the hopes of achieving above-average returns. International funds in this group may concentrate in a particular country or region, including emerging markets or economies not considered mature. These funds mostly hold common stocks, but may contain convertible bonds or other instruments and they may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways that may lead to increased volatility. The Advisor considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

Aggressive Equity Funds
Aggressive Equity Underlying Funds include equity funds invested in small- or mid-sized companies, but may also include large-cap stocks.  Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings, in the hopes of achieving above-average returns.  Many of these funds have a history of greater-than-market-level volatility.  International funds may concentrate in a particular region, including emerging markets or economies not considered mature.  These funds mostly hold common stocks, but may contain convertible bonds or other instruments.  The Advisor considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

Core Equity Funds
Core Equity Underlying Funds are generally comprised of diversified equity portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) funds tend to invest in larger companies in mature economies (e.g., Europe & Japan).

Total Return (or Balanced) Funds
Total Return Underlying Funds may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral long/short, arbitrage or other approaches.  Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.  Often these funds hold income-generating instruments, such as bonds, to lower portfolio volatility.  Some of these funds may use derivative instruments such as futures, put options or short selling to a limited extent to lessen volatility.

Bond/Fixed- Income Funds
Bond Underlying Funds have a primary objective of current income and preservation of capital.  These funds are divided into sub-categories of fixed-income securities based on credit quality, duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.  Bond Underlying Funds attempt to cushion market volatility.

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Additional Information about the FundX Sustainable Investor Fund’s Investments

Underlying Funds Operate Independently of FundX Sustainable Investor Fund.  The Sustainable Fund is independent from any of the Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those Underlying Funds.  If the Sustainable Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in an Underlying Fund, which may entail losses.

FundX Sustainable Investor Fund May Not be Able to Sell Underlying Funds Readily.  An Underlying Fund may limit the Sustainable Fund’s ability to sell its shares of the Underlying Fund at certain times.  In these cases, such investments will be considered illiquid and subject to the Sustainable Fund’s overall limit on illiquid securities.  For example, no Underlying Fund is required to redeem any of its shares owned by the Sustainable Fund in an amount exceeding 1% of the Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that the Sustainable Fund owns more than 1% of an Underlying Fund’s shares, the Sustainable Fund may not be able to redeem those shares promptly in the event of adverse market conditions or other considerations.  (This limitation does not apply to the Sustainable Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by the Sustainable Fund on a securities exchange in a secondary market transaction.)

An Underlying Fund May Invest In Similar Securities of Another Underlying Fund.  Also, the investment advisors of the Underlying Funds in which the Sustainable Fund invests may simultaneously pursue inconsistent or contradictory courses of action.  For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Sustainable Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Underlying Fund Expenses.  Furthermore, the Sustainable Fund will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees.  If the Sustainable Fund invests in an Underlying Fund that normally charges an up-front sales load, it may use available sales load waivers and quantity discounts to eliminate the sales load.  However, this policy does not preclude the Sustainable Fund from investing in Underlying Funds with sales related expenses, redemption fees or service fees in excess of 0.25%.

High Portfolio Turnover.  The Sustainable Fund is actively managed and has no restrictions on portfolio turnover.  The Sustainable Fund may at times experience an annual portfolio turnover rate substantially in excess of 200% on a regular basis.  A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability.  A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect the Sustainable Fund’s performance.

Temporary Defensive Strategies.  For temporary defensive purposes under abnormal market or economic conditions, the Sustainable Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  The Sustainable Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.  To the extent the Sustainable Fund is invested in such defensive instruments, the Sustainable Fund may not achieve its investment objective.

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SEC Limitations of FundX Sustainable Investor Fund’s Investments in Other Investments Companies.  Up to 25% of the Sustainable Fund’s assets may be invested in shares of a single Underlying Fund; however, the Sustainable Fund intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), or with certain terms and conditions of applicable exemptive orders issued by the Securities and Exchange Commission (“SEC”) and approved by the Board.  The Sustainable Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

The Sustainable Fund may invest in the securities of other registered investment companies, including exchange-traded funds (“ETFs”), money market funds and other mutual funds, subject to the limitations of the 1940 Act, and subject to such investments being consistent with the overall objective and policies of the Sustainable Fund.

As a fund-of-funds, the Sustainable Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits the Sustainable Fund to invest in unaffiliated funds subject to certain guidelines including that the Sustainable Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund.  Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds.  The acquisition of shares of the Underlying Funds by the Sustainable Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as the Sustainable Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Sustainable Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

Principal Risks

Although the Sustainable Fund principally invests in any number of Underlying Funds, this investment strategy does not eliminate investment risk.  Therefore, there is no assurance that the Sustainable Fund will achieve its investment objectives.  Since the prices of securities in the Underlying Funds may fluctuate, the value of your investment in the Sustainable Fund may fluctuate and you could lose money.  The following list sets forth more information about the principal risks that apply to the Sustainable Fund.

Sustainability Policy Risk – The Sustainable Fund’s sustainable investment policy could cause the Sustainable Fund to perform differently compared to similar funds that do not have such a policy.  This sustainable investment policy may result in the Sustainable Fund foregoing opportunities to buy certain Underlying Funds when it might otherwise be advantageous to do so, or selling its holdings of certain Underlying Funds for sustainable investment reasons when it might be otherwise disadvantageous for it to do so.  The Advisor monitors an Underlying Fund’s holdings based on the latest publicly available information.  The delay in obtaining public information regarding an Underlying Fund’s holdings could result in the Sustainable Fund holding an Underlying Fund that no longer meets the Sustainable Fund’s investment criteria.

General Market Risk – The Sustainable Fund’s assets will be invested in Underlying Funds that themselves invest primarily in equity securities.  The value of your investment in the Sustainable Fund depends on the value of the Underlying Funds it owns.  In turn, the value of an Underlying Fund depends on the market value of the equity securities in which it has invested.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

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Management Risk – Management risk describes the Sustainable Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Sustainable Fund.  The value of your investment in the Sustainable Fund is subject to the investment strategies used by the Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Upgrading Strategy Risk – The Sustainable Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing funds at a given time.  When investment decisions are based on near-term performance, however, the Sustainable Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Sustainable Fund to concentration risk.

Small Company Risk – The Sustainable Fund may invest in Underlying Funds that invest in small capitalization companies.  As a result, your investment will be subject to small company risk.  Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments.  Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages.  In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.  In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors.  Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.

Foreign Securities Risk – One or more Underlying Funds may invest in the securities of foreign companies.  As a result, such Underlying Fund would be subject to foreign securities risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

Emerging Markets Risk – In addition to developed markets, Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity.  Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war.  In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.  The Underlying Funds may be required to establish special custody or other arrangements before making certain investments in those countries.

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Non-Diversification Risk – While the Sustainable Fund is diversified, some of the Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified.  Because such an Underlying Fund focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

Sector Emphasis Risk – It is anticipated that the Sustainable Fund will invest in Underlying Funds with focused investments or that have a particular emphasis on one or more sectors.  In the case of an Underlying Fund that focuses its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from an underlying asset, currency or index.  The term “derivatives” covers a broad range of investments, including futures, options and swap agreements.  For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument.  The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities.  Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.  These risks are heightened when an Underlying Fund uses derivatives to enhance returns or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund.  The success of such derivatives strategies will depend on the ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Legal, tax and regulatory changes could occur that may adversely affect the Sustainable Fund and its abilities to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by an Underlying Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by an Underlying Fund.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

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Short Sales Risk – Some of the Underlying Funds in which the Sustainable Fund invests will engage in short sales, which may cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  This could cause the Sustainable Fund’s performance to suffer to the extent it invests in such an Underlying Fund.

Leverage Risk – Some Underlying Funds may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Underlying Funds Risk – The risks associated with the Sustainable Fund includes the risks related to each Underlying Fund in which the Sustainable Fund invests.  Although the Sustainable Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes as described throughout this section.  For instance, there are market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds.  To the extent that an Underlying Fund actively trades its securities, the Sustainable Fund will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.  Investments in the Sustainable Fund result in greater expenses to you than if you were to invest directly in the Underlying Funds.  Additionally, because the Underlying Funds may be managed using different investment styles, the Sustainable Fund could experience overlapping security transactions.  For example, one Underlying Fund could take a long position in a security, while another Underlying Fund is taking a short position in the same security, thereby effectively canceling out the effect of either position.  Similarly, one Underlying Fund may be purchasing securities at the same time other portfolio managers may be selling those same securities.  This may lead to higher transaction expenses and may generate higher short-term capital gains compared to the Sustainable Fund using a single investment management style.  Finally, there can be no assurance that any mutual fund, including an Underlying Fund, will achieve its investment objective.

ETF Trading Risk – Because the Sustainable Fund invests in ETFs, it is subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to their NAV.  Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate.  This could lead to a lack of market liquidity, thereby forcing the Sustainable Fund to sell its shares in an Underlying Fund for less than the shares’ NAV.  Further, an ETF’s shares may be delisted from the securities exchange on which they trade.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Portfolio Turnover Risk – As funds-of-funds, the Sustainable Fund does not typically pay transaction costs, such as commissions when it buys and sells mutual funds.  However, to the extent the Sustainable Fund buys and sells ETFs, it may be subject to certain transactions costs.  High portfolio turnover involves correspondingly greater expenses to the Sustainable Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Sustainable Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Sustainable Fund’s performance.

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Portfolio Holdings Information

A description of the Sustainable Fund’s policies and procedures with respect to disclosure of its portfolio holdings is available in the Sustainable Fund’s Statement of Additional Information (“SAI”) and on the Sustainable Fund’s website at www.upgraderfunds.com.

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MANAGEMENT OF THE SUSTAINABLE FUND

Investment Advisor

FundX Investment Group is the investment advisor to the Sustainable Fund.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of June 30, 2016, the Advisor had approximately $866 million in assets under management.  The Advisor supervises the Sustainable Fund’s investment activities and determines which investments are purchased and sold by the Sustainable Fund.  The Advisor also furnishes the Sustainable Fund with office space and certain administrative services and provides most of the personnel needed by the Sustainable Fund.  The Sustainable Fund has entered into an investment advisory agreement with the Advisor (the “Advisory Agreement”), under which the Sustainable Fund compensates the Advisor for its investment advisory services as shown in the table below.

Annual Advisory Fee
FundX Sustainable Investor Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor will available in the next Annual Report to shareholders for the period ended September 30.

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Fund Expenses

The Sustainable Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Sustainable Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed certain Expense Caps.  The Expense Cap for the Sustainable Fund is 1.35% of the average daily net assets.  The Expense Cap excludes front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest on short positions or extraordinary expenses such as litigation.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Sustainable Fund to the Advisor if requested by the Advisor, and if the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Sustainable Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years (on a rolling three-year look-back basis).  The Sustainable Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The Operating Expenses Limitation Agreement is in effect at least until January 31, 2018.

Service Fees and Other Third Party Payments

The Sustainable Fund may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Sustainable Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Sustainable Fund.  Such payments and compensation are in addition to service fees paid by the Sustainable Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Sustainable Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Sustainable Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the dollar amount of the shares sold.

The Trust

The Sustainable Fund is a series of the FundX Investment Trust (the “Trust”).  The business of the Trust and the Sustainable Fund is managed under the oversight of the Sustainable Fund’s Board of Trustees.  Additional information about the Board, as well as the Trust’s executive officers, may be found in the Sustainable Fund’s SAI.

Portfolio Managers

Investment decisions for the Sustainable Fund are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of the Sustainable Fund’s portfolio.  The members of the investment committee are listed in the table below.

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Name	Title	Tenure with the Advisor
Janet Brown	President and Portfolio Manager	1978
Jason Browne	Chief Investment Officer and Portfolio Manager	2000
Bernard Burke	Principal and Portfolio Manager	1992
Avani Desai	Portfolio Manager	2014
Martin DeVault	Principal and Portfolio Manager	1992
Sean McKeon	Principal and Portfolio Manager	1990

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Sustainable Fund’s portfolio.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the Upgrading investment strategy.  Investment decisions are then made collectively by the investment committee. Ms. Desai previously worked at FundX from 2003 to 2006. She worked at AllianceBernstein for six years, leaving her role there as Associate Portfolio Manager to re-join FundX in 2014.

The Sustainable Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Sustainable Fund.

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SHAREHOLDER INFORMATION

Pricing Fund Shares

The Sustainable Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Sustainable Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of the Sustainable Fund, including management, administration and other fees, which are accrued daily.  The Sustainable Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good order (as described below under “Buying Fund Shares”) by the Sustainable Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Sustainable Fund does not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

The assets of the Sustainable Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs.  The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when the Sustainable Fund is unable to receive an NAV from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board.  The NAV of the Sustainable Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

There can be no assurance that the Sustainable Fund can purchase or sell a share of an Underlying Fund at the price used to calculate the Sustainable Fund’s NAVs.  In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a the present value of a share of an Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of the Sustainable Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares

To open an account, you must make a minimum initial investment as listed in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

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You may purchase shares of the Sustainable Fund by completing an account application.  Your order will not be accepted until the account application is received by the Transfer Agent. Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Sustainable Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “FundX Sustainable Investor Fund.”  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Sustainable Fund will not accept payment in cash or money orders.  In addition, to prevent check fraud, the Sustainable Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Sustainable Fund is unable to accept post-dated checks or any conditional order or payment.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Sustainable Fund as a result.  The Sustainable Fund does not issue share certificates.  The Sustainable Fund reserves the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

The Sustainable Fund reserves the right to reject any purchase order, in whole or in part, if such rejection is in the Sustainable Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of the Sustainable Fund or would not otherwise be in the best interest of long-term shareholders.

Shares of the Sustainable Fund have not been registered for sale outside of the United States.  The Sustainable Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Sustainable Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Sustainable Fund with your full name, date of birth, social security number and permanent street address to assist the Sustainable Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Sustainable Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Sustainable Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Sustainable Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Sustainable Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

By Mail

To purchase shares by mail, simply complete and sign the enclosed account application and mail it, along with a check made payable to the FundX Sustainable Investor Fund to the address listed below.

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To make subsequent investments, write your account number on a check made payable to the FundX Sustainable Investor Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail FundX Sustainable Investor Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery FundX Sustainable Investor Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Sustainable Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Sustainable Fund.

By Telephone

You automatically have the ability to make telephone and/or internet purchases, redemptions or exchanges, unless you specifically decline.  You may purchase additional shares of the Sustainable Fund by calling toll free at 1‑866‑455‑FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account and your account must be open for 15 days prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day.  For security reasons, requests by telephone will be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Sustainable Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

By Internet

Initial Investment
To make an initial purchase of the Sustainable Fund’s shares, log on to www.upgraderfunds.com and complete the online application.  After accepting the terms of the online application, mail us your check, instruct your financial institution to wire your money following the “By Wire” instructions below or elect to have your investment amount debited from your account that you identified on your account application.

Subsequent Investment
Log on to www.upgraderfunds.com.  If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions by entering your User ID and password and selecting the transaction you wish to perform.  Your purchase proceeds will be debited from your financial institution account identified on your account application.

Note:  You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

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The Transfer Agent employs procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Taxpayer Identification Number, username and password.  Neither the Sustainable Fund nor its agents will be liable for any loss, liability, cost or expense for following instructions communicated through the Sustainable Fund’s website, including fraudulent or unauthorized instructions.

By Wire

Initial Investment
If you are making an initial investment in the Sustainable Fund, before you wire funds, please contact the Transfer Agent by phone at 1-866-455‑FUND [3863] to make arrangements with a telephone customer service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at 1-866-455‑FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Sustainable Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at 1-866-455‑FUND [3863] to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Sustainable Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account #:	112-952-137
FFC:	FundX Sustainable Investor Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Sustainable Fund and U.S. Bank N.A., the Sustainable Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

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Through a Financial Intermediary

You may buy and sell shares of the Sustainable Fund through certain financial intermediaries and their agents that have made arrangements with the Sustainable Fund and are authorized to buy and sell shares of the Sustainable Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Sustainable Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Sustainable Fund may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Sustainable Fund’s Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Sustainable Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

For your convenience, the Sustainable Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment, you authorize the Sustainable Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly or quarterly basis.  If no option is selected, the frequency will default to monthly.  The AIP requires a minimum investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the account application or call the Sustainable Fund at 1-866-455‑FUND [3863] for assistance.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Sustainable Fund may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan

The Sustainable Fund offers an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling 1-866-455‑FUND [3863].  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  With regard to IRA accounts where U.S. Bank is the custodian, you may be charged a $25 fee for transferring assets to another custodian or for closing a retirement account.  Other fees and expenses of maintaining your account(s) may be charged to you or your account.  Please refer to the Sustainable Fund’s Custodial Account Agreement for further fee information.  Fees charged by institutions may vary.  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program

To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the account application or contact the Transfer Agent in writing.  This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives.  The model allocations automatically rebalance on a quarterly basis.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Sustainable Fund may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing.  Requests to invest or redeem outside of your pre‑defined model will terminate your participation in the program.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one FundX Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.\

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Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Sustainable Fund or with your Financial Intermediary.  You may redeem part or all of your Sustainable Fund shares at the next determined NAV after the Sustainable Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem your shares by simply sending a written request to the Transfer Agent at the address listed below.  Please provide the name of the Sustainable Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in good order by the Sustainable Fund.  “Good order” means your redemption request includes:  (1) the name of the Sustainable Fund, (2) the dollar amount of shares to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.  The Sustainable Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Sustainable Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail FundX Sustainable Investor Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery FundX Sustainable Investor Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Sustainable Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Sustainable Fund.

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By Telephone

You automatically have the ability to make telephone purchases, redemptions or exchanges, unless you specifically decline.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Sustainable Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-866-455‑FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Sustainable Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre‑designated bank account.  The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available in your bank account for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Sustainable Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Sustainable Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests.  If an account has more than one owner or authorized person, the Sustainable Fund will accept telephone instructions from any one owner or authorized person.  The Sustainable Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

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By Internet

Log on to www.upgraderfunds.com.  If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions and select the transaction you wish to perform.  Your redemption proceeds will be credited to your financial institution account identified on your account application.

Note:  The Transfer Agent will use reasonable procedures to confirm that the internet instructions are genuine. For example, the Transfer Agent requires proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.  If the Sustainable Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any internet redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Sustainable Fund may change, modify or terminate these internet redemption privileges at any time upon at least a 60-day notice to shareholders.  Once an internet transaction has been placed, it cannot be canceled or modified.

Through a Financial Intermediary

You may redeem the Sustainable Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Sustainable Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next determined after receipt of the order by the financial intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan

You may redeem shares of the Sustainable Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the Sustainable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Sustainable Fund account.  The SWP may be terminated at any time by the Sustainable Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order as discussed in this Prospectus.

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Tools to Discourage Disruptive Short-Term Transactions
The Board has adopted a policy regarding excessive trading.  The Sustainable Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Sustainable Fund takes steps to reduce the frequency and effect of these activities in the Sustainable Fund.  These steps may include, among other things, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Sustainable Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Sustainable Fund and its shareholders, the Sustainable Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Sustainable Fund’s shares are believed by the Advisor to be harmful to the Sustainable Fund) and without prior notice.  The Sustainable Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Sustainable Fund applies all restrictions uniformly in all applicable cases.

Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Sustainable Fund handles, there can be no assurance that the Sustainable Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Sustainable Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Sustainable Fund cannot always detect frequent trading.  However, the Sustainable Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Sustainable Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Sustainable Fund, at its request, certain information relating to their customers investing in the Sustainable Fund through non-disclosed or omnibus accounts.  The Sustainable Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Sustainable Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Sustainable Fund’s policies.  However, the Sustainable Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Sustainable Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Low Balance Accounts
The Sustainable Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made, but not as a result of a decline in the NAV of the Sustainable Fund or for market reasons.  This does not apply to retirement plans.  You will be notified that the value of your account is less than $2,500 before the Sustainable Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Sustainable Fund takes any action.

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Signature Guarantees
A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;

•	If ownership is being changed on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Sustainable Fund and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  The Advisor also reserves the right to waive the signature guarantee requirement based upon the circumstances.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Householding
In an effort to decrease costs, the Sustainable Fund will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-866-455‑FUND [3863] to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Sustainable Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Electronic Delivery
You may sign up to receive your shareholder statements electronically at www.upgraderfunds.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.upgraderfunds.com or contacting the Sustainable Fund at 1‑866‑455‑FUND [3863].

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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How to Exchange Fund Shares

Shareholders of record, including financial institutions and intermediaries, may exchange shares of the Sustainable Fund for shares of another FundX Fund on any business day by contacting the Transfer Agent directly.  This exchange privilege may be changed or canceled by the Sustainable Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one FundX Fund and the purchase of shares in another.  As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Sustainable Fund for the Fidelity Money Market Fund.  This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the Fidelity Money Market Fund, you should read its prospectus.  To obtain the Fidelity Money Market Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-455‑FUND [3863].  This exchange privilege does not constitute an offering or recommendation on the part of the Sustainable Fund or the Advisor of an investment in the Fidelity Money Market Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange the Sustainable Fund shares by calling the Transfer Agent at 1-866-455‑FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

DISTRIBUTION AND TAXES

Dividends and Distributions

The Sustainable Fund will make distributions of dividends and capital gains, if any, at least annually, typically in January.  The Sustainable Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Sustainable Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Sustainable Fund shares; (2) receive capital gain distribution in cash, while reinvesting dividends, or (3) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Sustainable Fund reserves the right to reinvest the distribution check in your account at the Sustainable Fund’s then current NAV and to reinvest all subsequent distributions.  Distributions made by the Sustainable Fund will be taxable to shareholders whether received in additional shares or in cash.  If you wish to change your distribution option, write or call the Transfer Agent at least five days prior to the record date of the distribution.

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Taxes

The Sustainable Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Sustainable Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.  The Sustainable Fund intends to make distributions of ordinary income and capital gains.  In general, the Sustainable Fund distributions are taxable to you (unless your investment is through a qualified retirement plan that does not invest with borrowed money), as either ordinary income or capital gain.  Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income.  Sustainable Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  A portion of the ordinary income dividends paid to you by the Sustainable Fund may constitute qualified dividends eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided certain requirements are met.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Sustainable Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Sustainable Fund, is currently taxed at a maximum rate of 20%.  Lower rates may apply for taxpayers in the Federal lower income tax brackets.

Ordinary dividends generally consist of the Sustainable Fund’s investment company taxable income (which includes, among other items, the Sustainable Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of the Sustainable Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by the Sustainable Fund, such as the sale of Underlying Funds, may result in the realization of taxable gain or loss by the Sustainable Fund.  The amount of such gain or loss will depend on the difference between the Sustainable Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Sustainable Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Sustainable Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in:  (1) increased net short-term capital gain realized by the Sustainable Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Sustainable Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Sustainable Fund’s assets, the Sustainable Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Sustainable Fund held such assets before they were sold.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year.  Distributions declared in October, November, or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Sustainable Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

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By law, the Sustainable Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Sustainable Fund to do so.

Shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on dividends and capital gains.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Sustainable Fund’s shareholders’ Form 1099-B when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Sustainable Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders.  A tax lot identification method is the way the Sustainable Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Sustainable Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099-B if you do not select a specific tax lot identification method.  You may choose a method different than the Sustainable Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Sustainable Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Sustainable Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.”  The Sustainable Fund and its service providers do not provide tax advice.  You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Additional information concerning the taxation of the Sustainable Fund and its shareholders is contained in the SAI.  Taxes are not the primary consideration of the Sustainable Fund in making its investment decisions.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Sustainable Fund.

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time, because the Sustainable Fund had not commenced operations prior to the date of this Prospectus.

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Privacy Notice

The Sustainable Fund collects non‑public information about you from the following sources:

•	Information we receive about you on applications or other forms,
•	Information you give us orally, and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Sustainable Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Sustainable Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

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FundX Sustainable Investor Fund

You can find more information about the Sustainable Fund in the following documents:

•	Statement of Additional Information (“SAI”): The SAI of the Sustainable Fund provides more detailed information about the investments and techniques of the Sustainable Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

•	Annual and Semi-Annual Reports: Additional information about the Sustainable Fund’s investments will be available in the Sustainable Fund’s Annual and Semi-Annual Reports to shareholders. In the Sustainable Fund’s Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Sustainable Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make general inquiries about the Sustainable Fund by contacting the Sustainable Fund at:

FundX Sustainable Investor Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201‑0701
Telephone: 1-866-455‑FUND [3863]
www.upgraderfunds.com

You can review and copy information including the Sustainable Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Shareholder Reports and other information about the Sustainable Fund are also available:

·	Free of charge from the Sustainable Fund’s website at www.upgraderfunds.com.

·	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.

·	For a fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549‑1520.

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811‑22951)

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SUBJECT TO COMPLETION DATED JULY 15, 2016
The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 30, 2016

FundX Sustainable Investor Fund

235 Montgomery Street, Suite 1049
San Francisco, California 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated September 30, 2016, as may be revised, of the FundX Sustainable Investor Fund (the “Fund”), advised by FundX Investment Group (the “Advisor”), a series of FundX Investment Trust (the “Trust”).  A copy of the Fund’s Prospectus is available by calling the number listed above or 1-866-455-FUND [3863] or on the Fund’s website at www.upgraderfunds.com.
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THE TRUST

The Trust is a Delaware Statutory trust organized on March 18, 2014, and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios.  This SAI relates only to the Fund.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

The FundX Sustainable Investor Fund will commence operations on or about September 30, 2016.

The Fund is related to the following series within the Trust, which share the same investment advisor as the Fund and are offered in a separate prospectus and SAI: FundX Upgrader Fund, the FundX Flexible Income Fund, the FundX Conservative Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Tactical Upgrader Fund and the FundX Flexible Total Return Fund.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s investment policies and risks as set forth in its Prospectus.  The Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“ETFs”) (“Underlying Funds”).  The Underlying Funds may use the techniques described below or other techniques not declared herein.  There can be no guarantee that the Fund’s objective will be attained.

The Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI).  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, either directly or via the Underlying Funds in which the Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund or an Underlying Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund or an Underlying Fund. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), as well as subsequent no-action relief granted by the CFTC on November 29, 2012 with respect to “funds of funds,” the Advisor is in the process of determining whether it will be required to register as, or to file a notice of exemption from registration as, a “commodity pool operator” with respect to the Fund.  Effective December 31, 2012, Rule 4.5 under the CEA was amended to require many advisers that manage funds (including fund of funds) which invest in commodity futures, options and swaps, including securities futures, broad-based stock index futures and financial futures contracts (“Commodity Instruments”), to either (i) register as a commodity pool operator and become subject to registration and regulation under the CEA and the CFTC, or (ii) significantly limit their investments in Commodity Instruments in order to claim an exemption from Registration (the “Rule 4.5 exemption”).  The Fund has claimed no-action relief from CFTC registration available to fund of funds.  As a result, the Fund will not be required to register as a commodity pool operator (“CPO”), if ever, until at least six months after the CFTC issues new guidance with respect to the CPO registration obligations of fund of funds.  If the Advisor is required to register as a CPO as a result of the Fund’s activities, the Fund will be subject to additional regulation as a CPO, including oversight by the CFTC (the Fund is already subject to regulation as in investment company under the 1940 Act and oversight by the SEC) and will likely incur additional costs and expenses associated with such regulation and oversight.  If the Advisor is required to file the Rule 4.5 exemption, the Fund will be more limited in the future in its ability to use Commodity Instruments that in the past and these limitations may have a negative impact on the ability of the Advisor to manage the Fund, and on the Fund’s performance.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and United States fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

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Other Investment Companies
The Fund pursues its investment objective by investing in shares of other open-end investment companies.  As a shareholder of another investment company, the Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.  The Fund currently intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board.  This prohibition may prevent the Fund from allocating its investment in the manner the Advisor considers optimal.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that the Fund enters into an agreement with the other registered investment companies regarding the terms of the investment.

Through its investment in shares of the Underlying Funds, the Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Exchange-Traded Funds
The Fund may also invest in ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.  Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

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As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Underlying Funds may invest.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small or mid-sized companies, through its investments in Underlying Funds, it will be exposed to the risks of smaller sized companies.  Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock
Through its investment in shares of Underlying Funds, the Fund may invest in common stocks.  Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Through its investment in shares of Underlying Funds, the Fund may invest in preferred stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

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Convertible Securities and Warrants
Through its investment in shares of Underlying Funds, the Fund may invest in convertible securities.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

An Underlying Fund may invest in warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price.  Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Fixed-Income Securities
Through its investment in shares of the Underlying Funds, the Fund may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by an Underlying Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

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Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security.  If a security’s rating is reduced while it is held by an Underlying Fund, the Underlying Fund’s investment advisor will consider whether the Underlying Fund should continue to hold the security, but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Asset-Backed Securities
Through its investment in shares of Underlying Funds, the Fund may have some exposure to certain types of asset-backed securities.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

Mortgage-Backed Securities
Through its investment in shares of Underlying Funds, the Fund may have some exposure to mortgage-backed securities.  A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors.  In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

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Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”), Federal Home Loan Banks (“FHLB”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers.  GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development.  It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA.  The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees.  Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Some of these obligations are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.    SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments is generally unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether a mortgage loan is prepaid is almost entirely controlled by the borrower.  Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and an Underlying Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that an Underlying Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.  With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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Foreign Investments and Currencies
Through its investment in shares of the Underlying Funds, the Fund may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Underlying Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Underlying Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, an Underlying Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Underlying Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with an Underlying Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

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From time to time, an Underlying Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject an Underlying Fund, and therefore the Fund to a greater extent, to the risks associated with investments in that region or country.  An Underlying Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Underlying Fund’s foreign securities may be subject to foreign withholding tax.  An Underlying Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to an Underlying Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders of an Underlying Fund under U.S. tax law, they will reduce the net return to the Underlying Fund’s shareholders.

To the extent an Underlying Fund invests in securities denominated in foreign currencies, the Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting an Underlying Fund to the risk of fluctuating currency exchange rates pending settlement.

Underlying Funds may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Debt Securities

Through its investment in shares of the Underlying Funds, the Fund may invest in corporate and U.S. government debt securities.  Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer.  An Underlying Fund may invest in debt securities that are non-investment grade or are in default.

U.S. government debt securities include direct obligations of the U.S. government and obligations issued by U.S. government agencies and instrumentalities.  Although certain securities issued by the U.S. government, its agencies or instrumentalities are backed by the full faith and credit of the U.S. government, others are supported only by the credit of that agency or instrumentality.  There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.  In addition, a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.  The current market prices for such securities are not guaranteed and will fluctuate.  Certain U.S. government agency securities or securities of U.S. government-sponsored entities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality.  While the U.S. government provides financial support to those U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and those securities are neither guaranteed nor issued by the U.S. government.  In the case of securities backed by the full faith and credit of the U.S. government, shareholders are primarily exposed to interest rate risk.

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Leverage through Borrowing
The Underlying Funds may borrow money for leveraging or other purposes.  Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations.  Since substantially all of an Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds.  Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing
The Fund is authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets at the time of such borrowings.  The Fund will not borrow for investment purposes.  When borrowing, the Fund will be subject to risks similar to those listed above in the section “Leverage Through Borrowing.”

When-Issued Securities
An Underlying Fund may from time-to-time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when‑issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund.  To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income.  At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that an Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis.  Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

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Options and Futures
Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”).  Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”).  Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, an Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)	Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements will take place which, thus, may result in the strategy being unsuccessful.

(2)	Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)	As described below, the Fund or an Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If an Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying Fund sell a portfolio security at a disadvantageous time. An Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying Fund.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of an Underlying Fund’s assets to cover or hold in accounts could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

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(4)	Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying Fund on options transactions.

Options on Securities and Securities Indices
The Fund or Underlying Fund may purchase and sell options traded on U.S. and foreign exchanges.  Although the Fund or Underlying Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund or Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund or Underlying Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest.  A covered call option involves the Fund or Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund or Underlying Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, the Fund or Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, the Fund or Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund or Underlying Fund effects a closing purchase transaction.

The Fund or Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to the Fund or Underlying Fund at the stated exercise price.  The Fund or Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, the Fund or Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund or Underlying Fund’s option orders.

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Risks Involved in the Sale of Options
Options transactions involve certain risks, including the risks that the Advisor to the Fund or an advisor to an Underlying Fund will not forecast interest rate or market movements correctly, that the Fund or an Underlying Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Advisor to the Fund or an advisor to an Underlying Fund to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, the Fund or an Underlying Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor to the Fund or an advisor to an Underlying Fund believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund’s or an Underlying Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Advisor may be considered such a group.  These position limits may restrict the Fund’s ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options.  Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the Fund’s or an Underlying Fund’s use of options.

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain; if it is more, the Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain; if it is less, the Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations. Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

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In order to avoid leveraging and related risks, when an Underlying Fund invests in futures contracts, the Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce an Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying Fund’s return.  No price is paid upon entering into futures contracts.  Instead, an Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”). The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Risks Associated with Futures and Futures Options
The use of futures contracts and futures options involves a number of risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in Underlying Fund securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. government securities.  To the extent, however that a municipal bond fund enters into such futures contracts the value of such futures will not vary in direct proportion to the value of an Underlying Fund’s holdings of municipal securities.  Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets.  The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

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There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.  In addition, many of the contracts discussed above are relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party.  An Underlying Fund may use (i) long equity swap contracts – where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.

Uses
An Underlying Fund may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes – where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Underlying Fund expects significant demand for redemptions; (iv) direct investment – where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Risks Associated With Recent Economic Events

The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Fund or an Underlying Fund.  These developments may also make it more difficult for the Fund or an Underlying Fund to accurately value its securities or to sell its securities on a timely basis.  These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund or an Underlying to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Fund or an Underlying Fund and adversely affect the net asset value (“NAV”) of its shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or an Underlying Fund or investments made by the Fund or an Underlying Fund. Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses.  Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

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Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices.  An Underlying Fund can use swaps for many purposes, including hedging and investment gain.  An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones.  The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  An Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Underlying Fund’s performance.

Swaps are subject to a number of risks.  Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract.  If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them.  An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.  Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Illiquid Securities
Typically, an Underlying Fund may invest up to 15% of its net assets in securities that at the time of purchase are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.

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The Investment Company Act of 1940 provides that an Underlying Fund, whose shares are purchased by the Fund, is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief).  Thus, shares of an Underlying Fund held by the Fund in excess of 1% of the Underlying Fund’s outstanding securities may be considered not readily marketable securities; that, together with other such securities, may not exceed 15% of the Fund’s net assets.  (This limitation does not apply to the Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by the Fund on a securities exchange in a secondary market transaction.)  However, because the Fund has elected to reserve the right to pay redemption requests by a distribution of securities from the Fund’s portfolio, instead of in cash, these holdings may be treated as liquid.  In some cases, an Underlying Fund may make a redemption payment to the Fund by distributing securities from its portfolio instead of cash.  Thus, it is possible that such Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities.  Disposing of such securities could cause the Fund to incur additional costs.

Restricted Securities
An Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  An Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  An Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities, and an Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  An Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending
An Underlying Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, an Underlying Fund may lend portfolio securities to securities broker-dealers or financial institutions if: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Underlying Fund at any time; (3) the Underlying Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Underlying Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Underlying Fund’s assets.

Short Sales
An Underlying Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by an Underlying Fund.  An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security.  An Underlying Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

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Typically an Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Short-Term Investments
The Fund and Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Fund and Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Fund and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Fund and Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

Money Market Mutual Funds
The Fund and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

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Repurchase Agreements
The Fund and Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., the Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase).  Any repurchase transaction in which the Fund or an Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor.  The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund or an Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement.  The Fund or an Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays.  To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, the Fund or an Underlying Fund could suffer a loss.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of the Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which the Fund normally invests or the U.S. economy.  Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, U.S. Treasuries, money market fund shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.  These investments restrictions do not impact the Underlying Funds.

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The Fund may not:

1.	Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2.	(a)	Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

(b)	Mortgage, pledge or hypothecate up to 33 1/3% of its assets except in connection with any such borrowings.

3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.	Purchase or sell real estate, commodities or commodity contracts.

5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies). This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

6.	Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.	With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.	With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.
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PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its complete portfolio holding on the Fund’s website at www.upgraderfunds.com under the hotlink of the Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time such information is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

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In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There is no assurance that the Fund’s policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.upgraderfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

Because the Fund makes investments in Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but does not maintain criteria for determining whether the Underlying Funds have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Underlying Funds, and therefore the Fund, may be affected by the improper use or control of portfolio holdings information by the Underlying Funds.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Jan Gullett (born 1954) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	President & Founder, AVANTX, Inc. (a private firm providing dynamic trading system algorithm signals and services that supplement a long term investment portfolio), August 2006 to present.	7	None
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	7	None

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Kimun Lee (born 1946) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (Consulting Services) (1980-Present).	7
Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010-Present). Trustee, Firsthand Funds (two portfolios) (2013-Present). Principal and Director of iShares Delaware Trust Sponsor, LLC (four portfolios) (2009-Present).

Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, since 1978.	7	None
Jason Browne (born 1970) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	President	Indefinite Term; Since April 2014	Chief Investment Officer, FundX Investment Group, since June 2000.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Treasurer Interim Chief Compliance Officer	Indefinite Term; Since April 2014 Since August 2015	Portfolio Manager, FundX Investment Group, since 1990.	N/A	N/A

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Secretary	Indefinite Term; Since April 2014	Director of Publications, FundX Investment Group, since 2001.	N/A	N/A
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The term “Fund Complex” applies to the FundX Sustainable Investor Fund, as well as the following Funds, which share the same investment advisor as the FundX Sustainable Investor Fund and are offered in a separate Prospectus and SAI: FundX Upgrader Fund, the FundX Flexible Income Fund, the FundX Conservative Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Tactical Upgrader Fund and the FundX Flexible Total Return Fund.

Additional Information Concerning the Board of Trustees

The Role of the Board
The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters, and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  The majority of the Trustees are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  One Trustee is an Interested Trustee.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of the Independent Trustees.  The Valuation Committee is comprised of Independent Trustees.  The Chairperson of the Board is an Interested Trustee.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund.  In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years.  They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Brown’s Trustee Attributes include her more than 35 years of experience researching funds and developing successful fund investment strategies.  Ms. Brown has been president of FundX Investment Group since 1997.  Prior to that, she was a key Investment Advisor and managing editor of NoLoad FundX since 1980.  She joined FundX in 1978 as one of the first employees.  Prior to joining FundX, she worked in Brussels with a financial services company where she specialized in mutual funds.  Ms. Brown is frequently interviewed by the media on investment and mutual fund issues.  She is very philanthropically oriented and sits on the board of several non-profit organizations.  The Board believes Ms. Brown’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Gullett’s Trustee Attributes include his career in consumer marketing and growth oriented general management, which includes leadership positions in organizations from twelve to six thousand employees, including Procter & Gamble, Sara Lee and PepsiCo.  He has also served as a CEO for several small technology ventures.  Mr. Gullett has strong consumer marketing, strategic and analytical vision and skills.  He has served on the boards of technology companies and non-profit organizations.  Mr. Gullett earned his BS degree from Miami University and an MBA from Harvard Business School.  The Board believes Mr. Gullett’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Keeling’s Trustee Attributes include his experience in various executive capacities with Meridian Fund, Inc. as Acting President, Chief Financial Officer and Chief Compliance Officer and with Aster Investment Management Company, Inc. as Vice President of Operations.  Through his experience, he has maintained strong and effective working relationships with management teams, directors, shareholders, clients, independent accountants, service providers and outside counsel.  Mr. Keeling has comprehensive knowledge of investment adviser and investment company financial reporting, operations, regulatory compliance and industry practice.  Prior to Meridian, he was a lead staff auditor/CPA for Deloitte & Touche, LLP, focused on securities industry clients including broker/dealers, investment advisers and investment management companies.  He was a founding member of Bay Area Chief Compliance Officers (“BAACO”) and an affiliate of the American Institute of Certified Public Accountants and California ’40 Acts Group.  Mr. Keeling earned his BA and Certificate in Accounting from the University of California, Berkeley and did post graduate work at Oxford University, England.  Mr. Keeling has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Keeling’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Lee’s Trustee Attributes include his experience as a California-registered investment adviser and principal of Resources Consolidated, a San Francisco based business consulting group with a global focus on the United States, Asia, and Europe.  Mr. Lee has served as a principal of the iShares Delaware Trust Sponsor, LLC and as a member of its audit committee since 2009.  Since 2010, Mr. Lee has served as a member of the Board of Directors of Firsthand Technology Value Fund, Inc., and since April 2013, Mr. Lee has served on the Board of Trustees of Firsthand Funds.  Mr. Lee earned his BA from the University of the Pacific and an MBA from the University of Nevada, Reno, and has completed the Stanford Business School executive education program on corporate governance for directors.  Mr. Lee’s experience, qualifications, attributes, and skills on an individual basis and in combination with those of the other Trustees has lead the Board to conclude that he possess the requisite Trustee skills and attributes to carry out oversight responsibilities with respect to the Trust.

Trust Committees
The Trust has four standing committees:  the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

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The Valuation Committee is comprised of all of the Independent Trustees.  The Board has delegated day-to-day valuation issues to a Pricing Committee that is comprised of the Advisor’s personnel and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Pricing Committee, and the actions of the Pricing Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Independent Trustees as of the calendar year ended December 31, 2015.

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Dollar Range of Fund Shares Owned
Name	Sustainable Income Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Jan Gullett	A	A
Gregg Keeling	A	C
Kimun Lee	A	C
Interested Trustees
Janet Brown	A	E

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation
Those Trustees who are not employees of the Advisor receive a retainer fee of $44,000 per year, as well as reimbursement for reasonable expenses incurred in connection with attendance at meetings.  In addition, the Audit Committee Chair receives an additional annual compensation of $5,200.

The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the estimated rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ending September 30, 2016.
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Aggregate Compensation From the FundX
Name of Person/Position	Sustainable Income Fund	Total Estimated Compensation from the Fund and Fund Complex Paid to Trustees(1)
Jan Gullett Independent Trustee	$	$[____]
Gregg Keeling Independent Trustee	$	$[____]
Kimun Lee Independent Trustee	$	$[____]
Janet Brown Interested Trustee(2)	None	None
(1)	For the fiscal year ending September 30, 2016, aggregate Trustees’ fees of $[_____] are estimated to be incurred by the Trust.
(2)	The Interested Trustee does not receive compensation from the Trust for her service as Trustee.

Codes of Ethics
The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund’s shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve such conflict in the best interests of the Fund’s shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (3) make other voting arrangements consistent with pursuing the best interests of the Fund’s shareholders.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund is available without charge, upon request, by calling toll-free 1-866-455-FUND [3863] and on the SEC’s website at www.sec.gov.

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Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  There are no control persons or principal shareholders of the Fund as of the date of the SAI.

THE FUND’S INVESTMENT ADVISOR

FundX Investment Group is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor and a portfolio manager of the Fund.

After its initial two-year term, the Advisory Agreement will continue in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund); and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed the Expense Cap.  The Expense Cap is 1.35% of the average daily net assets.  The Expense Cap excludes Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses.  The Expense Cap will remain in effect for the period shown in the Example contained in the Prospectus and may be renewed thereafter, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  Any application or waiver of management fees or payment of the Fund’s expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

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Portfolio Managers
The Fund is managed by an investment committee consisting of Ms. Janet Brown and Ms. Avani Desai, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the investment committee as of June 30, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	676	$385,093,805	0	$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Fund, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Fund and the Portfolio Managers’ other advised accounts.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus.  The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor.  Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

As of the date of this SAI, the Fund had not commenced operations; therefore, no portfolio manager beneficially owned shares of the Fund.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund.  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

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Custodian
U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The transfer agent, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker, LLP, is the independent registered public accounting firm for the Fund.  Tait, Weller & Baker, LLP, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

Cravath & Associates, LLC, 19809 Shady Brook Way, Gaithersburg, Maryland, 20879 serves as legal counsel to the Fund and counsel to the Independent Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by its under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

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While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for such Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it direct securities transactions to brokers in exchange for selling shares of the Fund.  However, broker-dealers who execute brokerage transactions may affect purchase of shares of the Fund for their customers.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

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DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit orders to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares and (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of the Fund.  The Trust has granted limited authority to the Advisor to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, the Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

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The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult the transfer agent.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Fund may make another distribution of any additional undistributed capital gains earned during the 12‑month period ended September 30 by December 31 of each year.

All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions to such shareholder for the previous year.  You are responsible for the payment of taxes with respect to your investment in the Fund.

Tax Information

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

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•
a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•
a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A prospective shareholder who is a partner of a partnership holding Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets, the timing and amount of distributions, and other requirements.  It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,  (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on September 30 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.  If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it could be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

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The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carryforwards of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent derived from domestic corporations, and provided that the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In addition, dividends that the Fund receives from shares in another regulated investment company (such as many of the underlying mutual funds in which the Fund invests) will only be qualifying dividends for such purposes to the extent that such dividends are derived from qualifying sources by such underlying regulated investment company and certain holding period requirements are met.  The portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The special treatment of such dividends may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.  Distributions will be taxable to you even if the share price of the Fund has declined.

Any long‑term capital gain distributions are taxable to shareholders as long‑term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends‑received deduction referred to in the previous paragraph.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

If more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  If this election is made, shareholders will be (1) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (2) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements.  In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  In this case, these taxes will be taken as a deduction by the Fund.  In the case of a qualified fund of funds, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund without regard to the requirement that more than 50% of the value of its total assets consist of stock or securities in foreign corporations.  For this purpose, a qualified fund of funds means the Fund at least 50% of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other regulated investment companies.

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Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of  Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non‑exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of:  (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on your Fund’s distributions, including capital gains distributes, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  Withholding under FATCA is required: (i) with respect to certain distributions from your Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

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In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.  The Fund is not seeking or receiving a tax opinion with respect to any matter and no rulings are being sought from the Internal Revenue Service.

THE FUND’S DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of FINRA.

The Distribution Agreement between the Fund and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, and, in either case by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Fund’s Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

Because the Fund recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the Fund’s independent public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

Table of Contents - Statement of Additional Information

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime‑1‑‑Issuers (or related supporting institutions) rated “Prime‑1” have a superior ability for repayment of senior short‑term debt obligations.  “Prime‑1” repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well‑established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well‑established access to a range of financial markets and assured sources of alternate liquidity.

Prime‑2‑‑Issuers (or related supporting institutions) rated “Prime‑2” have a strong ability for repayment of senior short‑term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A‑1‑‑This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A‑2‑‑Capacity for timely payment on issues with this designation is satisfactory.  However, the  relative degree of safety is not as high as for issues designated “A‑1”.
Table of Contents - Statement of Additional Information

FUNDX INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust.

(i)
Agreement and Declaration of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(ii)
Certificate of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(b)
By-Laws are herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference from the Registrant's Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement dated August 4, 2014 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.

(e)	Distribution Agreement dated August 1, 2014 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement dated August 1, 2014 is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.

(h)	Other Material Contracts

(i)	Fund Administration Servicing Agreement dated August 1, 2014 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.

(ii)	Transfer Agent Servicing Agreement dated August 1, 2014 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.

(iii)	Fund Accounting Servicing Agreement dated August 1, 2014 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.

(iv)	Operating Expenses Limitation Agreement dated February 1, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on January 29, 2016.

(v)	Powers of Attorney is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(i)	Legal Opinion and Consent is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(j)	Consent of Independent Registered Public Accounting Firm – not applicable.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	Codes of Ethics
(i)
Combined Code of Ethics for the Trust and the Advisor (FundX Investment Trust, FundX Investment Group) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(ii)
Code of Ethics for the Distributor (Quasar Distributors) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust filed March 18, 2014 with the Initial Registration Statement on Form N-1A.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the investment adviser (FundX Investment Group), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-54793), dated February 2, 2016.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

 (c) Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	FundX Investment Group 235 Montgomery Street, Suite 1049 San Francisco, CA 94101
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 15th day of July 2016.

FundX Investment Trust

By:/s/ Jason Browne
Jason Browne, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	July 15, 2016
Janet Brown

/s/ Jason Browne	President and Principal Executive Officer	July 15, 2016
Jason Browne

/s/ Jan Gullett*	Trustee	July 15, 2016
Jan Gullett

/s/ Gregg Keeling*	Trustee	July 15, 2016
Gregg Keeling

/s/ Kimun Lee*	Trustee	July 15, 2016
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	July 15, 2016
Sean McKeon	Accounting Officer

*By: /s/ Jason Browne		July 15, 2016
Jason Browne, Attorney-In Fact pursuant to Power of Attorney